Inventories	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventories
3.	INVENTORIES

Inventories consist of the following (in thousands):

	December 31,		September 30, 2017
	2015	2016
			(unaudited)
Raw materials and purchased parts	$630	$977	$934
Work in progress	3,084	3,656	3,126
Finished goods	381	536	8,403

Inventories, gross	4,095	5,169	12,463
Less: inventory reserve	(839)	(929)	(828)

Total inventories, net	$3,256	$4,240	$11,635